Goodwill and Identifiable Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows (in thousands):

	Apex	Oxford	Life Sciences Europe	Total
Balance as of December 31, 2012
Gross goodwill	$289,712	$150,619	$3,753	$444,084
Accumulated impairment	—	—	—	—
	289,712	150,619	3,753	444,084
CyberCoders Acquisition (see Note 4)	—	69,018	—	69,018
Transfers	—	513	—	513
Translation adjustment	—	—	811	811
Balance as of December 31, 2013
Gross goodwill	289,712	220,150	4,564	514,426
Accumulated impairment	—	—	—	—
	289,712	220,150	4,564	514,426
Translation adjustment	(1,761)	(120)	(485)	(2,366)
Balance as of December 31, 2014
Gross goodwill	287,951	220,030	4,079	512,060
Accumulated impairment	—	—	—	—
	$287,951	$220,030	$4,079	$512,060

Schedule of Acquired Intangible Assets
As of December 31, 2014 and 2013, the Company had the following acquired intangible assets (in thousands):

		2014			2013
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Subject to amortization:
Customer relations	3 months – 10 years	$101,141	$53,434	$47,707	$101,697	$38,930	$62,767
Contractor relations	2 - 7 years	39,332	32,021	7,311	39,384	28,321	11,063
Non-compete agreements	2 - 7 years	3,654	1,922	1,732	3,743	1,362	2,381
In-use software	6 years	18,900	3,366	15,534	18,900	263	18,637
		163,027	90,743	72,284	163,724	68,876	94,848
Not subject to amortization:
Trademarks		178,325	—	178,325	178,775	—	178,775
Total		$341,352	$90,743	$250,609	$342,499	$68,876	$273,623

Schedule of Estimated Future Amortization Expense	Estimated amortization for each of the next five fiscal years and thereafter are as follows (in thousands):

2015	$19,381
2016	16,366
2017	12,078
2018	9,669
2019	7,972
Thereafter	6,818
$72,284